SCHEDULE OF WARRANTS OUTSTANDING AND EXERCISABLE (Details) - Warrant [Member] - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Weighted Average Warrant Exercise Price Per Share	$ 1.50	$ 5.75	$ 22.14
Outstanding and Vested Warrants, Shares	997,899	940,333	89,533	133,333
Outstanding and Vested Warrants, Life (Years)	3 years 9 months	4 years 5 months 15 days